Loss Before Income Tax - Schedule of Other Gains and Losses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit (loss) [abstract]
Net foreign exchange (losses) gains	$ (332,725)	$ (85,869)	$ 512,450
Gain on disposal of property, plant and equipment	148	1,172
Net gain on fair value changes of financial assets and liabilities at fair value through profit or loss (Notes 13(b) and 14(a))	3,466,999	133,139	594,046
Others	(12,816)	(78,025)	14
Other gains and losses	$ 3,121,606	$ (29,583)	$ 1,106,510